Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 788.9	$ 364.5
Additions	130.3	410.1
Capitalized interest and loan related costs	14.4	14.3
Re-classified as Drilling Rigs	(821.6)	0
Closing balance	$ 112.0	$ 788.9